Consolidated Statements of Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenues	$ 2,972,932	$ 2,533,288
Operating costs and expenses
Cost of revenues	2,122,067	1,886,641
Selling, general and administrative	620,270	604,241
Restructuring costs	23,128	23,972
Stock-based compensation	8,687	9,178
Earnings from operations	198,780	9,256
Net finance costs	99,579	92,194
Income (loss) before income taxes	99,201	(82,938)
Income tax expense (recovery)	27,468	(54,960)
Net income (loss)	71,733	(27,978)
Attributable to
Shareholders	71,637	(28,049)
Non-controlling interests	96	71
Net income (loss)	$ 71,733	$ (27,978)
Earnings (loss) per share attributable to shareholders
Basic (in dollars per share)	$ 0.73	$ (0.29)
Diluted (in dollars per share)	$ 0.73	$ (0.29)